Net fee income - Summary of net fee income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	£ 457	£ 408	£ 420
Broking income	406	327	354
Account services	334	339	302
Credit facilities	301	278	235
Underwriting	291	239	171
Global custody	171	190	203
Remittances	113	114	101
Securities others — (including stock lending)	95	95	81
Corporate finance	80	45	124
Loans granted other than prepayment fees	68	44	38
Other	442	515	564
Fee income	2,758	2,594	2,593
Less: fee expense	(1,483)	(1,365)	(1,298)
Net fee income/(expense)	1,275	1,229	1,295
MSS
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	1,277	1,275	1,301
Less: fee expense	(1,606)	(1,496)	(1,439)
Net fee income/(expense)	(329)	(221)	(138)
GB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	954	847	817
Less: fee expense	(237)	(177)	(173)
Net fee income/(expense)	717	670	644
GBM Other
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	140	131	69
Less: fee expense	(100)	(102)	(55)
Net fee income/(expense)	40	29	14
CMB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	452	427	425
Less: fee expense	(29)	(19)	(25)
Net fee income/(expense)	423	408	400
WPB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	568	556	580
Less: fee expense	(143)	(207)	(199)
Net fee income/(expense)	425	349	381
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	(633)	(642)	(599)
Less: fee expense	632	636	593
Net fee income/(expense)	£ (1)	£ (6)	£ (6)